Fair Value - Schedule of Changes in Level 3 Future Purchase Rights Liabilities Measured at Fair Value on Recurring Basis (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Preferred Stock Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			$ 180
Revaluation			(180)
Ending balance
Fair Value Of Future Purchase Rights Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,600
Initial valuation of additional future purchase rights		1,294	3,101
Re-measurement	(2,600)	1,306	(3,101)
Ending balance		$ 2,600